Notes on the Consolidated Balance Sheet - Reconciliation of intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	€ 35,136	€ 9,634
Balance, December 31,	33,015	35,136
Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	38,926	10,722
Acquired	0	26,697
Additions	3,186	2,462
Disposals	(633)	(179)
Reclassification	0	0
Currency translation	1,197	(776)
Balance, December 31,	42,676	38,926
Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	3,790	1,088
Additions	3,180	2,881
Disposals	(633)	(179)
Reclassification		0
Currency translation	0
Impairment	3,324	0
Balance, December 31,	9,661	3,790
Software | Internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	3,503	1,007
Balance, December 31,	2,221	3,503
Software | Internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	3,869	1,186
Acquired	0	1,984
Additions	102	261
Disposals	(633)	(179)
Reclassification	0	678
Currency translation	84	(61)
Balance, December 31,	3,422	3,869
Software | Internally generated | Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	366	179
Additions	1,468	366
Disposals	(633)	(179)
Reclassification		0
Currency translation	0
Impairment	0	0
Balance, December 31,	1,201	366
Software | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0	0
Balance, December 31,	23	0
Software | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0	0
Acquired	0	0
Additions	23	0
Disposals	0	0
Reclassification	0	0
Currency translation	1	0
Balance, December 31,	24	0
Software | Not internally generated | Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0	0
Additions	1	0
Disposals	0	0
Reclassification		0
Currency translation	0
Impairment	0	0
Balance, December 31,	1	0
Licenses and domains | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	128	37
Balance, December 31,	209	128
Licenses and domains | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	232	122
Acquired	0	0
Additions	101	110
Disposals	0	0
Reclassification	14	0
Currency translation	0	0
Balance, December 31,	347	232
Licenses and domains | Not internally generated | Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	104	85
Additions	34	19
Disposals	0	0
Reclassification		0
Currency translation	0
Impairment	0	0
Balance, December 31,	138	104
Brands and trademarks | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	4,917	2,605
Balance, December 31,	4,894	4,917
Brands and trademarks | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	5,093	2,642
Acquired	0	2,525
Additions	0	0
Disposals	0	0
Reclassification	0	0
Currency translation	117	(74)
Balance, December 31,	5,210	5,093
Brands and trademarks | Not internally generated | Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	176	37
Additions	140	139
Disposals	0	0
Reclassification		0
Currency translation	0
Impairment	0	0
Balance, December 31,	316	176
Other intangible assets | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	2,314	2,661
Balance, December 31,	1,173	2,314
Other intangible assets | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	5,458	3,448
Acquired	0	1,735
Additions	345	323
Disposals	0	0
Reclassification	0	0
Currency translation	51	(48)
Balance, December 31,	5,854	5,458
Other intangible assets | Not internally generated | Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	3,144	787
Additions	1,537	2,357
Disposals	0	0
Reclassification		0
Currency translation	0
Impairment	0	0
Balance, December 31,	4,681	3,144
Intangible assets under development | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	1,090	0
Balance, December 31,	3,691	1,090
Intangible assets under development | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	1,090	0
Acquired	0	0
Additions	2,615	1,768
Disposals	0	0
Reclassification	(14)	(678)
Currency translation	0	0
Balance, December 31,	3,691	1,090
Intangible assets under development | Not internally generated | Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0	0
Additions	0	0
Disposals	0	0
Reclassification		0
Currency translation	0
Impairment	0	0
Balance, December 31,	0	0
Goodwill | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	23,184	3,324
Balance, December 31,	20,804	23,184
Goodwill | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	23,184	3,324
Acquired	0	20,453
Additions	0	0
Disposals	0	0
Reclassification	0	0
Currency translation	944	(593)
Balance, December 31,	24,128	23,184
Goodwill | Not internally generated | Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0	0
Additions	0	0
Disposals	0	0
Reclassification		0
Currency translation	0
Impairment	3,324	0
Balance, December 31,	€ 3,324	€ 0